Long Term Incentive Plans - Additional Information (Detail) - 2016 Long-Term Incentive Plan - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock authorized for issuance under plan	9,512,500	9,512,500	9,512,500
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock Granted for issuance under plan		1,640,351	353,334
Recognized compensation expense	$ 1.3	$ 1.8	$ 0.1
Unrecognized compensation cost	$ 26.1	$ 26.1	$ 5.0
Unrecognized compensation cost, weighted-average period		2 years 9 months 26 days	2 years 10 months 10 days